REVENUE (Details) - CAD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									$ 21,150
Total operating revenues (Note 4)	$ 11,562	$ 11,345	$ 10,745	$ 12,726	$ 12,889	$ 9,227	$ 11,116	$ 11,146	46,378	$ 44,378	$ 34,560
Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									1,658
Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									19,492
Transportation revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									13,291
Storage and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									519
Gas Gathering and Processing Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									815
Gas distribution sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									4,376
Total operating revenues (Note 4)									4,360	4,215	2,486
Electricity and Transmission Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									559
Commodity sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									1,590
Revenue not from contract with customers									26,070
Total operating revenues (Note 4)									27,660	26,286	22,816
Other Revenue
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									(842)
Liquids Pipelines
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									8,589
Liquids Pipelines | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Liquids Pipelines | Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									8,589
Gas Transmission and Midstream
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									6,555
Gas Transmission and Midstream | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									1,590
Gas Transmission and Midstream | Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									4,965
Gas Distribution
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									5,447
Gas Distribution | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									68
Gas Distribution | Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									5,379
Green Power and Transmission
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									559
Green Power and Transmission | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Green Power and Transmission | Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									559
Energy Services
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Energy Services | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Energy Services | Transferred over Time
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Liquids Pipelines
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									8,589
Total operating revenues (Note 4)									8,079	8,913	8,176
Business segments | Liquids Pipelines | Transportation revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									8,488
Business segments | Liquids Pipelines | Storage and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									101
Business segments | Liquids Pipelines | Gas Gathering and Processing Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Liquids Pipelines | Gas distribution sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Liquids Pipelines | Electricity and Transmission Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Liquids Pipelines | Commodity sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Revenue not from contract with customers									0
Business segments | Liquids Pipelines | Other Revenue
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									(894)
Business segments | Gas Transmission and Midstream
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									6,555
Total operating revenues (Note 4)									6,571
Business segments | Gas Transmission and Midstream | Transportation revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									3,928
Business segments | Gas Transmission and Midstream | Storage and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									222
Business segments | Gas Transmission and Midstream | Gas Gathering and Processing Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									815
Business segments | Gas Transmission and Midstream | Gas distribution sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Gas Transmission and Midstream | Electricity and Transmission Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Gas Transmission and Midstream | Commodity sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									1,590
Revenue not from contract with customers									0
Business segments | Gas Transmission and Midstream | Other Revenue
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									6
Business segments | Gas Distribution
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									5,447
Total operating revenues (Note 4)									5,470
Business segments | Gas Distribution | Transportation revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									875
Business segments | Gas Distribution | Storage and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									196
Business segments | Gas Distribution | Gas Gathering and Processing Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Gas Distribution | Gas distribution sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									4,376
Business segments | Gas Distribution | Electricity and Transmission Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Gas Distribution | Commodity sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Revenue not from contract with customers									0
Business segments | Gas Distribution | Other Revenue
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									9
Business segments | Green Power and Transmission
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									559
Total operating revenues (Note 4)									567	534	502
Business segments | Green Power and Transmission | Transportation revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Green Power and Transmission | Storage and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Green Power and Transmission | Gas Gathering and Processing Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Green Power and Transmission | Gas distribution sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Green Power and Transmission | Electricity and Transmission Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									559
Business segments | Green Power and Transmission | Commodity sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Revenue not from contract with customers									0
Business segments | Green Power and Transmission | Other Revenue
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									8
Business segments | Energy Services
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Total operating revenues (Note 4)									26,228
Business segments | Energy Services | Transportation revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Energy Services | Storage and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Energy Services | Gas Gathering and Processing Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Energy Services | Gas distribution sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Energy Services | Electricity and Transmission Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Business segments | Energy Services | Commodity sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Revenue not from contract with customers									26,070
Business segments | Energy Services | Other Revenue
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									4
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									(562)
Total operating revenues (Note 4)									(537)	$ (410)	$ (335)
Intersegment Eliminations | Liquids Pipelines
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									384
Intersegment Eliminations | Gas Transmission and Midstream
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									10
Intersegment Eliminations | Gas Distribution
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									14
Intersegment Eliminations | Green Power and Transmission
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									0
Intersegment Eliminations | Energy Services
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									154
Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Total operating revenues (Note 4)									(537)
Eliminations and Other | Transportation revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Eliminations and Other | Storage and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Eliminations and Other | Gas Gathering and Processing Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Eliminations and Other | Gas distribution sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Eliminations and Other | Electricity and Transmission Revenue
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Eliminations and Other | Commodity sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer									0
Revenue not from contract with customers									0
Eliminations and Other | Other Revenue
Disaggregation of Revenue [Line Items]
Revenue not from contract with customers									$ 25